                             [GRAPHIC OF WORLD MAP]


                                                  Semiannual Report May 31, 2000

Oppenheimer
International Growth Fund


[OppenheimerFunds Logo]

REPORT HIGHLIGHTS


          CONTENTS

      1   President's Letter

      3   An Interview
          with Your Fund's
          Manager

     10   Financial
          Statements

     29   Officers and Trustees


Strong results for European stocks and a higher allocation to Japanese equities contributed to the Fund's performance. As in the United States, markets overseas were volatile during the period, largely due to changing investor sentiment toward technology stocks.

As bottom-up investors, we work to reduce the impact of market volatility by investing not in regions but in what we regard as fundamentally sound individual companies.



CUMULATIVE
TOTAL RETURNS*

For the 6-Month
Period Ended 5/31/00

Class A
Without           With
Sales Chg.        Sales Chg.
----------------------------
16.85%            10.14%

Class B
Without           With
Sales Chg.        Sales Chg.
----------------------------
16.42%            11.42%

Class C
Without           With
Sales Chg.        Sales Chg.
----------------------------
16.46%            15.46%





                   * SEE NOTES ON PAGE 8 FOR FURTHER DETAILS.

PRESIDENT'S LETTER



[Photo of
Bridget A. Macaskill
President
Oppenheimer
International
Growth Fund]

Dear Shareholder,

The 1990s, although not free of volatility, were distinguished by an overall bull market. In contrast, the year 2000 has been characterized so far as a relatively difficult investment environment with high levels of volatility.

     As we entered the year, a vital concern weighing on investors' minds was growing evidence of a trend toward higher inflation. While productivity improvements and various economic forces helped keep inflation low over the last decade, the year 2000 has seen upward pressure on wages and some prices. That's primarily because the U.S. economy has been growing at a vigorous pace, creating a labor shortage for businesses and high spending levels among consumers. In response, since the summer of 1999, the Federal Reserve Board raised short-term interest rates six times through June 30, 2000, in an attempt to forestall inflationary pressures.

     During that period, higher interest rates adversely affected many stocks and bonds. In a dramatic decline, previously high-flying technology stocks generally fell to more reasonable valuations. At the same time, long-neglected value stocks began to attract investor interest. The result: narrowing of the valuation gap between growth stocks and value stocks. Finally, in the bond market, higher interest rates caused prices of most fixed income securities to fall.

     At OppenheimerFunds, we were not surprised by these developments, many of which we anticipated in our recent letters to investors. What did concern us was that, prior to the April 2000 correction, we began to see disturbing signs that short-term trading was taking place not just in technology stocks, but also in mutual funds. Prudent investors will understand our concern: most stock and bond funds are carefully designed as long-term investments to help individuals and families progress toward significant financial goals. In general, short-term trading is risky and may compromise a well planned financial strategy. It may also result in unforeseen adverse consequences, such as unnecessarily high tax bills.

                    1 OPPENHEIMER INTERNATIONAL GROWTH FUND

PRESIDENT'S LETTER

     We continue to believe that maintaining a long-term perspective and practicing diversification are the fundamental drivers of consistent performance over time. These strategies have helped individual investors, as well as professional investors, weather declining markets and participate in rising ones. On the following pages, your portfolio manager discusses the long-term strategies and particular investment decisions that affected your fund during the reporting period.

     You can remain confident that our portfolio managers will continue to monitor areas of opportunity in the arenas in which your fund invests, as the effects of today's changing investment environment take hold. Knowing what's going on in the world's economies, markets and companies--and making investment decisions designed to try to take advantage of them over the long term--is central to what makes OppenheimerFunds The Right Way to Invest.

Sincerely,

/s/ Bridget A. Macaskill
Bridget A. Macaskill
June 21, 2000





THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT OR DEPICT PERFORMANCE OF ANY PARTICULAR FUND. SPECIFIC DISCUSSION, AS IT APPLIES TO YOUR FUND, IS CONTAINED IN THE PAGES THAT FOLLOW. STOCKS AND BONDS HAVE DIFFERENT TYPES OF INVESTMENT RISKS; STOCKS ARE SUBJECT TO MARKET VOLATILITY AND BONDS ARE SUBJECT TO CREDIT AND INTEREST RATE RISKS.

                    2 OPPENHEIMER INTERNATIONAL GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

[Photo of Portfolio Management
Team (l to r)
Frank Jennings
William Wilby
George Evans
(Portfolio Manager)]

How did Oppenheimer International Growth Fund perform during the six months that ended May 31, 2000?

A. We are pleased to report strong performance for Oppenheimer International Growth Fund during the reporting period, a time when international markets were quite volatile. In addition, the Fund's Class A shares were rated 4-stars (****) overall by Morningstar for the 3-year period ended June 30, 2000, among 1,148 international equity funds.(1)

What happened to markets worldwide during the past six months?

International markets experienced robust gains early in the six-month period, retreated in the middle months, and advanced again as the period came to a close. The initial charge was led by high gains among high-tech stocks between December and March, at which point investors became concerned that the sector had become too overvalued, too quickly. Investors thus shifted their focus to other sectors; as a result, foreign markets with large technology weightings declined noticeably through April. Once the valuations of most price-inflated technology stocks had returned to more normal levels, foreign markets began to rebound in May.

(1) Morningstar, Inc. rates mutual funds in broad investment classes, based on risk adjusted returns after considering sales charges and expenses. Return and risk are measured as performance above and below 90-day U.S. Treasury bill returns, respectively. Current star ratings are based on the weighted average of 3- , 5- and 10-year (if applicable) ratings for a fund or class and are subject to change monthly. Top 10%: 5 stars. Next 22.5%: 4 stars. Middle 35%: 3 stars. Next 22.5%: 2 stars. Bottom 10%: 1 star. The Fund's Class A shares were rated 4 stars (3-year) among 1,148 international equity funds for the period ended 6/30/00.

                   3 OPPENHEIMER INTERNATIONAL GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

"We continue to believe that Europe in particular offers many investment opportunities."


Did these events affect the Fund?

Technology--particularly in terms of new and emerging technologies and applications--is a major investment theme for the Fund, and accordingly we had a sizable allocation to this area. In response to the technology-sector correction after mid-March, we liquidated a few positions where, despite strong fundamentals for the underlying companies, valuations could not be justified. In other cases, we trimmed positions. Overall, the adjustments we made were not significant.

What was the most significant change you made in the portfolio during this period?

We increased our exposure to the Japanese equity market. For some time now, we have felt that Japan has not sufficiently addressed the problems that depressed its economy and markets in the 1990s. For this reason, we have been cautious about indiscriminately increasing our allocation to Japan. However, we have selected Japanese companies that we like based on their individual merits. We've focused almost exclusively on companies that provide components used in the manufacture of electronic devices and high-tech consumer products. In particular, we like businesses that have made major investments in research and development and have maintained competitive positions over the long term. For instance, Toshiba Corp., the Fund's largest holding, has long been a leader in laptop computers. More recently, it has restructured its business to become a leading manufacturer of flash memory chips, semiconductor chips that retain information when power is cut and that are ideal for portable products, such as mobile phones and handheld computers.


     Beyond increasing our investment in Japan, we made little change to the Fund's composition. This reflects our buy-and-hold strategy for managing the Fund--when we commit to a stock, we expect to own it for what may be years--as

                    4 OPPENHEIMER INTERNATIONAL GROWTH FUND
well as our view that, on a fundamental level, little has changed regarding our holdings in overseas markets since our last report in November.

     Throughout the period, we continued to believe that Europe offered many investment opportunities, despite weakness in the euro. Europe was by far the Fund's largest regional allocation at the end of the period, and our European investments cover our major investment themes: mass affluence, new technology, restructuring and aging. One European stock that we added to the portfolio is Getronics NV, a Dutch computer services company with a very impressive management team.

What impact did the weak euro have on the Fund's performance?

The euro's decline posed little challenge to performance, because most of the Fund's European companies sell their products and services in more than one currency. For those that export their products, the weak euro has allowed them to sell at a noticeable discount, making their products more attractive to buyers. What's more, when these companies make sales in countries with strong currencies, they receive higher-valued money that can be converted to the cheaper euro.

What is your outlook for the international markets over the coming months?

There are pockets of opportunity in Japan, and we expect continued strength in European markets. Throughout Europe, lower rates of inflation, declining unemployment rates, lower taxes, and easier cross-border flow of workers and capital have proven beneficial to the economy, business and investors. For the emerging markets, the picture is mixed but much improved over where it stood two years ago. Although Asia (outside Japan) remains weak, the outlook for Latin America, especially Brazil, is positive. In terms of the worldwide markets as a whole, we see great potential for international investments over the next several years.

                    5 OPPENHEIMER INTERNATIONAL GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

     For the immediate future, however, we should point out that we also expect a continuation of the short-term volatility that embroiled foreign markets in recent months. As bottom-up investors, we work to reduce the impact of this volatility by investing not in regions but in what we regard as fundamentally sound individual companies. We believe it is this company-by-company selectivity that has made the Fund very competitive and part of The Right Way to Invest.

AVERAGE ANNUAL
TOTAL RETURNS(2)

For the Periods Ended 6/30/00

Class A           Since
1-Year            Inception
---------------------------
50.13%            23.71%

Class B           Since
1-Year            Inception
---------------------------
53.11%            24.19%

Class C           Since
1-Year            Inception
---------------------------
57.10%            24.46%

The Fund's returns include results for periods of exceptional market performance that are not typical of historical results. You should not expect those growth rates to continue. Because of ongoing market volatility, the Fund's performance is subject to substantial short-term fluctuation and current performance may be less than the results shown.

                  (2) See Notes on page 8 for further details.

                    6 OPPENHEIMER INTERNATIONAL GROWTH FUND

REGIONAL ALLOCATION(3)

    [PIE CHART]


  Europe           55.8%
  Asia             25.9
  United States/
  Canada            9.1
  Latin America     6.1
  Emerging
  Europe            1.7
  Middle East/
  Africa            1.4


TOP TEN COUNTRY HOLDINGS(3)

-----------------------------------------------
Japan                                     22.1%
-----------------------------------------------
Great Britain                             18.3
-----------------------------------------------
France                                     8.9
-----------------------------------------------
Germany                                    8.6
-----------------------------------------------
The Netherlands                            8.0
-----------------------------------------------
United States                              7.9
-----------------------------------------------
Brazil                                     4.5
-----------------------------------------------
Switzerland                                4.4
-----------------------------------------------
Spain                                      2.6
-----------------------------------------------
Australia                                  1.8


TOP TEN STOCK HOLDINGS(4)

-----------------------------------------------
Toshiba Corp.                              6.0%
-----------------------------------------------
Reed International plc                     5.3
-----------------------------------------------
Psion plc                                  3.1
-----------------------------------------------
Getronics NV                               3.0
-----------------------------------------------
Jenoptik AG                                3.0
-----------------------------------------------
ProSieben Media AG, Preference             2.6
-----------------------------------------------
Alcatel SA, Sponsored ADR                  2.4
-----------------------------------------------
Ushio, Inc.                                2.2
-----------------------------------------------
Mitsubishi Electric Corp.                  2.1
-----------------------------------------------
Sharp Corp.                                1.8


(3) Portfolio is subject to change. Percentages are as of May 31, 2000, and are based on total market value of investments.

(4) Portfolio is subject to change. Percentages are as of May 31, 2000, and are based on total market value of common stock.

                    7 OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES

FOREIGN INVESTING ENTAILS HIGHER EXPENSES AND RISKS, SUCH AS FOREIGN CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL INSTABILITY, AND DIFFERENCES IN ACCOUNTING STANDARDS. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR QUARTERLY UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

CLASS A shares were first publicly offered on 3/25/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                     8 OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                      Financials





                    9 OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  May 31, 2000 / Unaudited

                                                                                           MARKET VALUE
                                                                     SHARES                  SEE NOTE 1
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--92.5%
-------------------------------------------------------------------------------------------------------
CAPITAL GOODS--21.5%
-------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--1.6%
Embraer-Empresa Brasileira de Aeronautica SA, Preference            2,735,000              $12,360,312
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--9.8%
Halma plc                                                           2,032,100                2,764,016
-------------------------------------------------------------------------------------------------------
Mitsubishi Electric Corp.                                           1,496,000               14,699,494
-------------------------------------------------------------------------------------------------------
Toshiba Corp.                                                       4,376,000               42,266,450
-------------------------------------------------------------------------------------------------------
Ushio, Inc.                                                           673,000               15,250,708
                                                                                            ----------
                                                                                            74,980,668
-------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--4.7%
3i Group plc                                                          602,300               11,397,264
-------------------------------------------------------------------------------------------------------
Bellsystem 24, Inc.                                                     1,700                  969,399
-------------------------------------------------------------------------------------------------------
Boskalis Westminster                                                  670,403               11,470,951
-------------------------------------------------------------------------------------------------------
Falck AS                                                               20,000                3,018,446
-------------------------------------------------------------------------------------------------------
Fomento de Construccionse y Contrates SA                              381,600                8,493,500
-------------------------------------------------------------------------------------------------------
ICTS International NV(1)                                              165,000                  948,750
                                                                                            ----------
                                                                                            36,298,310
-------------------------------------------------------------------------------------------------------
MANUFACTURING--5.4%
GSI Lumonics, Inc.(1)                                                 448,000                9,576,000
-------------------------------------------------------------------------------------------------------
HAMAMATSU PHOTONICS K.K.                                              166,000                9,065,057
-------------------------------------------------------------------------------------------------------
Jenoptik AG                                                           693,300               21,217,892
-------------------------------------------------------------------------------------------------------
Sauer, Inc.                                                           150,000                1,293,750
                                                                                            ----------
                                                                                            41,152,699
-------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES--4.9%
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: LONG DISTANCE--1.3%
Nippon Telegraph & Telephone Corp.                                        300                3,566,287
-------------------------------------------------------------------------------------------------------
Toyo Communications Equipment Co. Ltd.                                426,000                6,207,513
                                                                                             ---------
                                                                                             9,773,800
-------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES--3.3%
CCT Telecom Holdings Ltd.(1)                                        6,698,000                1,719,199
-------------------------------------------------------------------------------------------------------
DDI Corp.                                                                 830                8,479,220
-------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar)                       532,852,000                8,318,971
-------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar), Preference            62,391,641                1,230,402
-------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA, ADR                                 88,250                1,731,906
-------------------------------------------------------------------------------------------------------
Videsh Sanchar Nigam Ltd., GDR(2)                                     234,000                3,650,400
                                                                                            ----------
                                                                                            25,130,098
-------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.3%
Telesp Celular Participacoes SA, Preference(1)                    171,311,220                2,618,232

                    10 OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                                           MARKET VALUE
                                                                     SHARES                  SEE NOTE 1
-------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--12.6%
-------------------------------------------------------------------------------------------------------
AUTOS & HOUSING--4.1%
Aucnet, Inc.                                                          141,330               $6,680,935
-------------------------------------------------------------------------------------------------------
Brazil Realty SA, GDR(3)                                              121,300                1,546,575
-------------------------------------------------------------------------------------------------------
Ducati Motor Holding SpA(1)                                         1,634,900                4,199,891
-------------------------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA                              1,363,718                3,382,359
-------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                  4,100               10,669,366
-------------------------------------------------------------------------------------------------------
Solidere, GDR(1),(2)                                                  759,300                5,258,152
                                                                                            ----------
                                                                                            31,737,278
-------------------------------------------------------------------------------------------------------
CONSUMER SERVICES--0.8%
Brunel International NV                                                66,900                  434,301
-------------------------------------------------------------------------------------------------------
Prosegur, CIA de Seguridad SA                                         444,400                5,625,664
                                                                                            ----------
                                                                                             6,059,965
-------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--1.2%
Granada Group plc                                                   1,007,449                8,929,596
-------------------------------------------------------------------------------------------------------
MEDIA--6.0%
Naspers Ltd., N Shares                                                581,800                5,070,389
-------------------------------------------------------------------------------------------------------
Reed International plc                                              5,675,300               37,494,290
-------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                         214,000                3,222,594
                                                                                            ----------
                                                                                            45,787,273
-------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS--0.5%
Gucci Group NV, NY Registered Shares                                   41,000                3,510,625
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--12.6%
-------------------------------------------------------------------------------------------------------
BROADCASTING--6.4%
Canal Plus                                                             45,800                8,664,884
-------------------------------------------------------------------------------------------------------
Carlton Communications plc                                          1,035,000               12,283,295
-------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR(1)                                   165,000                9,188,437
-------------------------------------------------------------------------------------------------------
ProSieben Media AG, Preference                                        194,200               18,442,351
                                                                                            ----------
                                                                                            48,578,967
-------------------------------------------------------------------------------------------------------
ENTERTAINMENT--3.9%
Imagineer Co. Ltd.                                                     75,000                1,574,182
-------------------------------------------------------------------------------------------------------
Infogrames Entertainment SA(1)                                        113,500                3,294,635
-------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                      84,500               12,556,304
-------------------------------------------------------------------------------------------------------
TelePizza SA(1)                                                     1,011,600                5,769,671
-------------------------------------------------------------------------------------------------------
Village Roadshow Ltd., Cl. A, Preference                            6,410,185                6,600,904
                                                                                            ----------
                                                                                            29,795,696


                    11 OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                    MARKET VALUE
                                                      SHARES        SEE NOTE 1
-------------------------------------------------------------------------------
HOUSEHOLD GOODS--0.9%
Wella AG, Preference                                 208,000         $ 6,558,573
--------------------------------------------------------------------------------
TOBACCO--1.4%
Cie Financiere Richemont AG, A Units                   4,350          10,778,761
--------------------------------------------------------------------------------
ENERGY--0.4%
--------------------------------------------------------------------------------
ENERGY SERVICES--0.4%
Expro International Group plc                        605,000           3,190,560
--------------------------------------------------------------------------------
FINANCIAL--5.3%
--------------------------------------------------------------------------------
BANKS--3.3%
Banco Espirito Santo SA                              132,500           3,090,445
--------------------------------------------------------------------------------
Espirito Santo Financial Group, ADR                  234,700           4,224,600
--------------------------------------------------------------------------------
Julius Baer Holding AG, Cl. B                          2,835          10,119,027
--------------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros SA,
Sponsored GDR                                        307,300           7,432,819
                                                                    ------------
                                                                      24,866,891

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--1.3%
ICICI Ltd., Sponsored ADR                            130,000           2,535,000
--------------------------------------------------------------------------------
ICICI Ltd., Sponsored ADR                            236,400           4,609,800
--------------------------------------------------------------------------------
Magnus Holding NV                                    574,900           2,772,444
                                                                    ------------
                                                                       9,917,244

--------------------------------------------------------------------------------
INSURANCE--0.7%
AXA SA                                                29,500           4,322,611
--------------------------------------------------------------------------------
Ockham Holdings plc                                1,460,000           1,353,002
                                                                    ------------
                                                                       5,675,613

--------------------------------------------------------------------------------
HEALTHCARE--13.5%
--------------------------------------------------------------------------------
HEALTHCARE/DRUGS--8.7%
Actelion Ltd.(1)                                      10,500           2,973,451
--------------------------------------------------------------------------------
Biocompatibles International plc(1)                2,911,698          12,316,486
--------------------------------------------------------------------------------
Elan Corp. plc, ADR(1)                               200,940           7,999,924
--------------------------------------------------------------------------------
FUJISAWA PHARMACEUTICAL Co. Ltd.                     254,000           9,388,623
--------------------------------------------------------------------------------
Genset, Sponsored ADR(1)                             310,700           7,728,662
--------------------------------------------------------------------------------
GPC Biotech AG(1)                                     38,600             877,758
--------------------------------------------------------------------------------
NeuroSearch AS(1)                                     21,600           1,556,177
--------------------------------------------------------------------------------
Nicox SA(1)                                          114,300           7,844,135
--------------------------------------------------------------------------------
Oxford GlycoSciences plc(1)                           97,500           2,113,132
--------------------------------------------------------------------------------
Pliva d.d., Sponsored GDR(2)                         578,250           6,418,575
--------------------------------------------------------------------------------
Serono SA                                              8,800           7,683,776
                                                                    ------------
                                                                      66,900,699

                    12 OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                                    MARKET VALUE
                                                      SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES--4.8%
Jomed NV(1)                                           71,500        $  2,741,888
--------------------------------------------------------------------------------
Nichii Gakkan Co.                                     95,375           5,730,915
--------------------------------------------------------------------------------
Novogen Ltd.(1)                                    2,004,300           3,544,705
--------------------------------------------------------------------------------
Ortivus AB, Cl. B(4)                                 551,400           2,018,884
--------------------------------------------------------------------------------
PowderJect Pharmaceuticals plc(1)                  1,356,700           7,665,309
--------------------------------------------------------------------------------
SkyePharma plc(1)                                  7,722,300          10,821,114
--------------------------------------------------------------------------------
SSL International plc                                353,000           3,923,598
                                                                    ------------
                                                                      36,446,413

--------------------------------------------------------------------------------
TECHNOLOGY--20.7%
--------------------------------------------------------------------------------
COMPUTER SERVICES--6.5%
Cap Gemini SA                                         47,000           8,756,789
--------------------------------------------------------------------------------
Computer Services Solutions Holding NV               420,400          10,858,129
--------------------------------------------------------------------------------
Getronics NV                                       1,284,651          21,385,367
--------------------------------------------------------------------------------
Unit 4(1)                                            220,000           8,732,398
                                                                    ------------
                                                                      49,732,683

--------------------------------------------------------------------------------
COMPUTER SOFTWARE--4.9%
Lernout & Hauspie Speech Products NV(1)              156,600           6,547,837
--------------------------------------------------------------------------------
Misys plc                                            626,033           5,399,171
--------------------------------------------------------------------------------
Psion plc                                          2,635,500          21,587,265
--------------------------------------------------------------------------------
Solution 6 Holdings Ltd.(1)                        2,286,900           3,941,428
                                                                    ------------
                                                                      37,475,701

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.3%
Alcatel SA, Sponsored ADR                            315,300          17,203,556
--------------------------------------------------------------------------------
L.M. Ericsson Telephone Co., ADR, Cl. B              384,800           7,888,400
                                                                    ------------
                                                                      25,091,956

--------------------------------------------------------------------------------
ELECTRONICS--6.0%
Hoya Corp.                                           132,000          12,246,854
--------------------------------------------------------------------------------
Sharp Corp.                                          722,000          13,008,405
--------------------------------------------------------------------------------
Sony Corp., New(1)                                    60,370           5,466,520
--------------------------------------------------------------------------------
Sony Corp.                                            40,370           3,655,514
--------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered Shares          150,000           8,981,250
--------------------------------------------------------------------------------
Thomson Multimedia(1)                                 23,750           2,455,871
                                                                    ------------
                                                                      45,814,414

--------------------------------------------------------------------------------
TRANSPORTATION--1.0%
--------------------------------------------------------------------------------
SHIPPING--1.0%
MIF Ltd.(1)                                          204,400           2,052,713
--------------------------------------------------------------------------------
Smit Internationale NV, CVA                          241,315           5,684,405
                                                                    ------------
                                                                       7,737,118
                                                                    ------------
Total Common Stocks (Cost $661,291,386)                              706,900,145


                    13 OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                    MARKET VALUE
                                                      SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PREFERRED STOCKS--1.5%
Ceres, Inc., Preferred(3)                            600,000        $  2,400,000
--------------------------------------------------------------------------------
Fresenius Medical Care AG, Preferred                 191,000           8,856,670
                                                                    ------------
Total Preferred Stocks (Cost $10,421,576)                             11,256,670

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Tele Norte Leste Participacoes SA
(Telemar) Rts., Exp. 6/9/00 (Cost $0)                677,587               1,303

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--7.5%

Repurchase agreement with Banc One Capital
Markets, Inc., 6.33%, dated 5/31/00, to be
repurchased at $57,710,146 on 6/1/00,
collateralized by U.S. Treasury Nts., 4.25%-7%,
12/31/00-10/15/06, with a value of $46,151,159
and U.S. Treasury Bonds, 5.25%-12%,
11/15/03-11/15/28, with a value of $12,743,091
(Cost $57,700,000)                               $57,700,000          57,700,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $729,412,962)        101.5%        775,858,118
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (1.5)        (11,481,979)
                                                --------------------------------
NET ASSETS                                             100.0%       $764,376,139
                                                --------------------------------
                                                --------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1) Non-income-producing security.

(2) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,327,127 or 2.01% of the Fund's net assets as of May 31, 2000.

(3) Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

(4) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2000. No securities of affiliated companies were held by the Fund as of May 31, 2000. Transactions during the period in which the issuer was an affiliate are as follows:



                                               SHARES         GROSS          GROSS          SHARES
                                    NOVEMBER 30, 1999     ADDITIONS     REDUCTIONS    MAY 31, 2000
-------------------------------------------------------------------------------------------------
Ortivus AB, Cl. B*                  551,400                      --             --         551,400

*Not an affiliate as of May 31, 2000.

                    14 OPPENHEIMER INTERNATIONAL GROWTH FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC DIVERSIFICATION, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:



GEOGRAPHICAL DIVERSIFICATION                    MARKET VALUE            PERCENT
--------------------------------------------------------------------------------
Japan                                           $170,812,375               22.1%
Great Britain                                    141,238,097               18.3
France                                            69,252,394                8.9
Germany                                           66,622,610                8.6
The Netherlands                                   62,286,747                8.0
United States                                     61,393,750                7.9
Brazil                                            35,240,521                4.5
Switzerland                                       34,296,903                4.4
Spain                                             19,888,835                2.6
Australia                                         14,087,036                1.8
India                                             10,795,200                1.4
Sweden                                             9,907,284                1.3
Canada                                             9,576,000                1.2
Mexico                                             9,188,438                1.2
Ireland                                            7,999,924                1.0
Italy                                              7,710,516                1.0
Portugal                                           7,315,045                0.9
Belgium                                            6,547,838                0.8
Croatia                                            6,418,575                0.8
Lebanon                                            5,258,153                0.7
South Africa                                       5,070,389                0.7
Denmark                                            4,574,623                0.6
Argentina                                          3,382,359                0.4
Singapore                                          3,222,594                0.4
Norway                                             2,052,713                0.3
Hong Kong                                          1,719,199                0.2
                                                 ------------------------------
TOTAL                                           $775,858,118              100.0%
                                                 ------------------------------
                                                 ------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    15 OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


May 31, 2000
------------------------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $729,412,962)--see accompanying statement               $775,858,118
------------------------------------------------------------------------------------------------
Cash                                                                                     385,495
------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                     28,526
------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                     9,164,372
Investments sold                                                                       8,353,346
Interest and dividends                                                                 1,847,476
Other                                                                                     27,713
                                                                                     -----------

Total assets                                                                         795,665,046

------------------------------------------------------------------------------------------------
LIABILITIES

Unrealized depreciation on foreign currency contracts                                      4,826
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                22,638,055
Investments purchased                                                                  7,796,376
Distribution and service plan fees                                                       324,355
Transfer and shareholder servicing agent fees                                            188,005
Trustees' compensation                                                                    66,584
Other                                                                                    270,706
                                                                                     -----------
Total liabilities                                                                     31,288,907

------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $764,376,139
                                                                                     -----------
                                                                                     -----------

------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS

Paid-in capital                                                                     $593,739,469
------------------------------------------------------------------------------------------------
Undistributed net investment income                                                      547,717
------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions       123,721,074
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                         46,367,879
                                                                                    ------------
NET ASSETS                                                                          $764,376,139
                                                                                    ------------
                                                                                    ------------

------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$405,053,349 and 18,222,434 shares of beneficial interest outstanding)                    $22.23
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                               $23.59
------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred salescharge) and offering price per share (based on net assets of $266,805,195
and 12,352,019 shares of beneficial interest outstanding)                                 $21.60
------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $92,517,595
and 4,276,762 shares of beneficial interest outstanding)                                  $21.63

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    16 OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited

For the Six Months Ended May 31, 2000
------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends (net of foreign withholding taxes of $514,077)                              $6,302,432
------------------------------------------------------------------------------------------------
Interest                                                                                 632,737
                                                                                      ----------
Total income                                                                           6,935,169

------------------------------------------------------------------------------------------------
EXPENSES

Management fees                                                                        2,741,696
------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                  460,327
Class B                                                                                1,285,994
Class C                                                                                  409,107
------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                            851,522
------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                              334,647
------------------------------------------------------------------------------------------------
Trustees' compensation                                                                    17,068
------------------------------------------------------------------------------------------------
Other                                                                                    232,878
Total expenses                                                                         6,333,239
Less expenses paid indirectly                                                             (4,852)
                                                                                       ---------
Net expenses                                                                           6,328,387

------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                    606,782
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                          131,883,991
Foreign currency transactions                                                         (7,638,285)
                                                                                     -----------
Net realized gain                                                                    124,245,706

------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                          (45,586,743)
Translation of assets and liabilities denominated in foreign currencies
                                                                                     (21,583,013)
Net change                                                                           -----------
                                                                                     (67,169,756)
                                                                                     -----------
Net realized and unrealized gain                                                      57,075,950

------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $57,682,732
                                                                                     -----------
                                                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    17 OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SIX MONTHS            YEAR
                                                                           ENDED           ENDED
                                                                    MAY 31, 2000    NOVEMBER 30,
                                                                      (UNAUDITED)           1999
--------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                        $    606,782   $  (1,941,583)
--------------------------------------------------------------------------------------------------
Net realized gain                                                    124,245,706       7,753,998
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                (67,169,756)    112,491,047
                                                                    ------------------------------
Net increase in net assets resulting from operations                  57,682,732     118,303,462

--------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income:
Class A                                                                      --       (1,612,367)
Class B                                                                      --         (254,658)
Class C                                                                      --          (67,795)
--------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                               (2,338,271)     (9,482,138)
Class B                                                               (1,929,769)     (7,304,835)
Class C                                                                 (575,074)     (1,902,453)

--------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                              168,718,276     (26,426,483)
Class B                                                               71,412,291      (3,877,361)
Class C                                                               37,161,717       1,107,177

--------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                       330,131,902      68,482,549
--------------------------------------------------------------------------------------------------
Beginning of period                                                  434,244,237     365,761,688
                                                                    ------------------------------
End of period [including undistributed (overdistributed)
net investment income of $547,717 and $(59,065), respectively]      $764,376,139    $434,244,237
                                                                    ------------------------------
                                                                    ------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     18 OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS                                                        YEAR
                                                          ENDED                                                       ENDED
                                                   MAY 31, 2000                                                NOVEMBER 30,
CLASS A                                              (UNAUDITED)          1999           1998           1997        1996(1)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                     $19.22         $15.11         $14.37         $11.74         $10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .02           (.02)           .05           (.05)(2)       (.01)
Net realized and unrealized gain                           3.20           5.02            .91           2.68 (2)       1.75
                                                         ---------------------------------------------------------------------
Total income from investment
operations                                                 3.22           5.00            .96           2.63           1.74
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         --           (.13)            --             --             --
Distributions from net realized gain                       (.21)          (.76)          (.22)            --             --
                                                         ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            (.21)          (.89)          (.22)            --             --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $22.23         $19.22         $15.11         $14.37         $11.74
                                                         ---------------------------------------------------------------------
                                                         ---------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                       16.85%         35.31%          6.78%         22.40%         17.40%

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $405,053       $208,981       $186,859       $122,720        $16,918
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $369,851       $180,719       $175,022       $ 66,156        $ 8,992
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                               0.55%         (0.15)%         0.44%         (0.36)%        (0.26)%
Expenses                                                   1.43%          1.55%          1.40%(5)       1.78%(5)       1.88%(5)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                   38%            75%            82%            64%           43%



(1) For the period from March 25, 1996 (commencement of operations) to November 30, 1996.

(2) Based on average shares outstanding for the period.

(3) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(4) Annualized for periods of less than one full year.

(5) Expense ratio reflects the effect of expenses paid indirectly by the Fund.

(6) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 31, 2000, were $450,423,337 and $255,660,858, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    19 OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                  SIX MONTHS                                                YEAR
                                                       ENDED                                               ENDED
                                                MAY 31, 2000                                         NOVEMBER 30,
CLASS B                                           (UNAUDITED)        1999          1998        1997       1996(1)
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                  $18.75       $14.76        $14.15      $11.65        $10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.01)        (.14)         (.03)       (.12)(2)      (.10)
Net realized and unrealized gain                        3.07         4.92           .86        2.62 (2)      1.75
                                                       ----------------------------------------------------------
Total income from investment
operations                                              3.06         4.78           .83        2.50          1.65
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --         (.03)           --
Distributions from net realized gain                    (.21)        (.76)         (.22)         --            --
                                                       ----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.21)        (.79)         (.22)         --            --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $21.60       $18.75        $14.76      $14.15        $11.65
                                                       ----------------------------------------------------------
                                                       ----------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                    16.42%       34.32%         5.95%      21.46%        16.50%
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)            $266,805     $176,021      $142,127     $90,565        $8,673
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $257,601     $145,203      $125,772     $45,553        $3,628
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                    (0.27)%      (0.91)%       (0.34)%     (1.14)%       (1.46)%
Expenses                                                2.18%        2.31%         2.18%5      2.56%(5)      2.84%(5)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                38%          75%           82%         64%           43%


(1) For the period from March 25, 1996 (commencement of operations) to November 30, 1996

(2) Based on average shares outstanding for the period.

(3) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(4) Annualized for periods of less than one full year.

(5) Expense ratio reflects the effect of expenses paid indirectly by the Fund.

(6) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 31, 2000, were $450,423,337 and $255,660,858, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                    20 OPPENHEIMER INTERNATIONAL GROWTH FUND

                                                  SIX MONTHS                                                YEAR
                                                       ENDED                                               ENDED
                                                MAY 31, 2000                                         NOVEMBER 30,
CLASS C                                           (UNAUDITED)        1999          1998        1997       1996(1)
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                  $18.77       $14.78        $14.17      $11.66        $10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .02         (.13)         (.03)       (.13)(2)      (.09)
Net realized and unrealized gain                        3.05         4.91           .86        2.64 (2)      1.75
                                                       ----------------------------------------------------------
Total income from investment
operations                                              3.07         4.78           .83        2.51          1.66
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --         (.03)           --          --            --
Distributions from net realized gain                    (.21)        (.76)         (.22)         --            --
                                                       ----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.21)        (.79)         (.22)         --            --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $21.63       $18.77        $14.78      $14.17        $11.66
                                                       ----------------------------------------------------------
                                                       ----------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                    16.46%       34.28%         5.94%      21.53%        16.60%
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)             $92,518      $49,242       $36,776     $21,908        $2,149
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $82,043      $39,641       $32,460     $10,864        $  938
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                    (0.12)%      (0.92)%       (0.34)%     (1.18)%       (1.48)%
Expenses                                                2.17%        2.32%         2.17%(5)    2.55%(5)      2.82%(5)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                38%          75%           82%         64%           43%

(1) For the period from March 25, 1996 (commencement of operations) to November 30, 1996.

(2) Based on average shares outstanding for the period.

(3) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(4) Annualized for periods of less than one full year.

(5) Expense ratio reflects the effect of expenses paid indirectly by the Fund.

(6) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 31, 2000, were $450,423,337 and $255,660,858, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    21 OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------
SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
-------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at



                    22 OPPENHEIMER INTERNATIONAL GROWTH FUND
the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
-------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
-------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
-------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended May 31, 2000, a provision of $7,040 was made for the Fund's projected benefit obligations and payments of $1,627 were made to retired trustees, resulting in an accumulated liability of $64,478 as of May 31, 2000.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.



                    23 OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES  Continued

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED MAY 31, 2000    YEAR ENDED NOVEMBER 30, 1999
                                    SHARES           AMOUNT         SHARES           AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                            39,497,174    $ 959,652,415     28,386,105    $ 443,398,379
Dividends and/or
distributions reinvested           107,443        2,137,023        755,138       10,481,320
Redeemed                       (32,257,334)    (793,071,162)   (30,634,400)    (480,306,182)
                               --------------------------------------------------------------
Net increase (decrease)          7,347,283    $ 168,718,276     (1,493,157)   $ (26,426,483)
                               --------------------------------------------------------------
                               --------------------------------------------------------------

---------------------------------------------------------------------------------------------
CLASS B
Sold                             5,504,402    $ 132,529,185      5,389,439    $  81,564,985
Dividends and/or
distributions reinvested            95,982        1,861,952        535,401        7,308,215
Redeemed                        (2,636,535)     (62,978,846)    (6,163,506)     (92,750,561)
                               --------------------------------------------------------------
Net increase (decrease)          2,963,849    $  71,412,291       (238,666)   $  (3,877,361)
                               --------------------------------------------------------------
                               --------------------------------------------------------------

---------------------------------------------------------------------------------------------
CLASS C
Sold                             9,435,417    $ 224,669,624      9,122,829    $ 139,300,660
Dividends and/or
distributions reinvested            27,786          539,702        137,399        1,876,855
Redeemed                        (7,809,879)    (188,047,609)    (9,124,669)    (140,070,338)
                               --------------------------------------------------------------
Net increase                     1,653,324    $  37,161,717        135,559    $   1,107,177
                               --------------------------------------------------------------
                               --------------------------------------------------------------


                     24 OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

As of May 31, 2000, net unrealized appreciation on investments of $46,445,157 was composed of gross appreciation of $114,206,865, and gross depreciation of $67,761,708.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion. The Fund's management fee for the six months ended May 31, 2000, was 0.77% of average annual net assets for each class of shares, annualized for periods of less than one full year.
--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated:

                   AGGREGATE         CLASS A    COMMISSIONS        COMMISSIONS      COMMISSIONS
                   FRONT-END       FRONT-END     ON CLASS A         ON CLASS B       ON CLASS C
               SALES CHARGES   SALES CHARGES         SHARES             SHARES           SHARES
SIX MONTHS        ON CLASS A     RETAINED BY    ADVANCED BY        ADVANCED BY      ADVANCED BY
ENDED                 SHARES     DISTRIBUTOR    DISTRIBUTOR(1)     DISTRIBUTOR(1)   DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------
May 31, 2000      $1,121,742        $269,885       $299,698         $1,639,512        $355,466

(1) The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                              CLASS A                   CLASS B                   CLASS C
                  CONTINGENT DEFERRED       CONTINGENT DEFERRED       CONTINGENT DEFERRED
SIX MONTHS              SALES CHARGES             SALES CHARGES             SALES CHARGES
ENDED         RETAINED BY DISTRIBUTOR   RETAINED BY DISTRIBUTOR   RETAINED BY DISTRIBUTOR
-----------------------------------------------------------------------------------------
May 31, 2000                  $18,107                  $160,362                   $17,465

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


                     25 OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued

CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers, banks and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For six months ended May 31, 2000, payments under the Class A plan totaled $460,327, all of which was paid by the Distributor to recipients. That included $35,739 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended May 31, 2000, were as follows:

                                                  DISTRIBUTOR'S   DISTRIBUTOR'S
                                                      AGGREGATE    UNREIMBURSED
                                                   UNREIMBURSED   EXPENSES AS %
              TOTAL PAYMENTS   AMOUNT RETAINED         EXPENSES   OF NET ASSETS
                  UNDER PLAN    BY DISTRIBUTOR       UNDER PLAN        OF CLASS
--------------------------------------------------------------------------------
Class B Plan      $1,285,994        $1,033,164       $4,466,041            1.67%
Class C Plan         409,107           154,109          942,070            1.02


                     26 OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of May 31, 2000, the Fund had outstanding foreign currency contracts as follows:

                                                CONTRACT  VALUATION AS OF       UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION       EXPIRATION DATE  AMOUNT(000S)     MAY 31, 2000     APPRECIATION     DEPRECIATION
------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Australian Dollar (AUD)      6/1/00-6/2/00       AUD745        $  425,093          $    --           $1,863
British Pound Sterling (GBP) 6/1/00-6/6/00     GBP3,090         4,618,779           26,453            2,837
Japanese Yen (JPY)                  6/2/00     JPY5,327            49,471               --              126
                                                                                   -------------------------
                                                                                    26,453            4,826
                                                                                   -------------------------
CONTRACTS TO SELL
Euro (EUR)                         6/30/00     EUR2,114         1,964,886            2,073               --
                                                                                   -------------------------
Total Unrealized Appreciation
and Depreciation                                                                   $28,526           $4,826
                                                                                   -------------------------
                                                                                   -------------------------


                     27 OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of May 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of May 31, 2000, was $3,946,575, which represents 0.52% of the Fund's net assets, of which $2,400,000 is considered restricted. Information concerning restricted securities is as follows:

                                                                   VALUATION
                                                              PER UNIT AS OF
SECURITY                  ACQUISITION DATE   COST PER UNIT      MAY 31, 2000
----------------------------------------------------------------------------
STOCKS AND WARRANTS
Ceres, Inc., Preferred              1/6/99           $4.00             $4.00

--------------------------------------------------------------------------------
7. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the six months ended May 31, 2000.



                     28 OPPENHEIMER INTERNATIONAL GROWTH FUND

                     OPPENHEIMER INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Phillip A. Griffiths, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Clayton K. Yeutter, Trustee
                         George Evans, Vice President
                         Andrew J. Donohue, Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

--------------------------------------------------------------------------------
INVESTMENT ADVISOR       OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER OppenheimerFunds Services
SERVICING AGENT

--------------------------------------------------------------------------------
CUSTODIAN OF             The Bank of New York
PORTFOLIO SECURITIES

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS     KPMG LLP

--------------------------------------------------------------------------------
LEGAL COUNSEL            Gordon Altman Butowsky Weitzen Shalov & Wein

                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                         This is a copy of a report to shareholders of Oppenheimer International Growth Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer International Growth Fund. For material information concerning the Fund, see the Prospectus.

                         SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                         OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203.


                         'c' Copyright 2000 OppenheimerFunds, Inc.
                             All rights reserved.


                    29 OPPENHEIMER INTERNATIONAL GROWTH FUND

INFORMATION AND SERVICES

                         As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------
                         INTERNET

                         24-hr access to account information and transactions(1) www.oppenheimerfunds.com
                         ------------------------------------------------------
                         GENERAL INFORMATION
                         Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
                         1.800.525.7048
                         ------------------------------------------------------
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                         1.800.852.8457
                         ------------------------------------------------------
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                         1.800.533.3310
                         ------------------------------------------------------
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                         1.800.843.4461
                         ------------------------------------------------------
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                         ------------------------------------------------------
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                         OppenheimerFunds Services
                         P.O. Box 5270, Denver, CO 80217-5270
                         ------------------------------------------------------
                         Ticker Symbols
                         Class A: OIGAX  Class B: IGRWX  Class C: OIGCX
--------------------------------------------------------------------------------
                         (1)At times, this website may be inaccessible or its
                            transaction feature may be unavailable.



RS0825.001.0500  July 28, 2000                          [OppenheimerFunds Logo]


                              STATEMENT OF DIFFERENCES
                              ------------------------

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